Write-down of Vessel and Discontinued Operations	6 Months Ended
Jun. 30, 2013
Write-down of Vessel and Discontinued Operations
15.	Write-down of Vessel and Discontinued Operations

During the three months ended June 30, 2012, the Partnership decided to sell a 1992-built shuttle tanker and thus wrote down the carrying value of the vessel to its estimated fair value. The Partnership subsequently sold the vessel in early August 2012. The Partnership’s consolidated statement of income (loss) for the three and six months ended June 30, 2012 includes a $1.0 million write-down related to this vessel.

The operations of the Hamane Spirit, Torben Spirit, Luzon Spirit, Leyte Spirit, Poul Spirit and Gotland Spirit prior to being considered discontinued operations, were reported within the conventional tanker segment. The Hamane Spirit, Torben Spirit, Luzon Spirit and Leyte Spirit, vessels were sold in the second quarter of 2012, the fourth quarter of 2012, the fourth quarter of 2012, and the first quarter of 2013, respectively. The Poul Spirit was written down to its estimated fair value in the first quarter of 2013 and further written down upon sale in the second quarter of 2013. In the second quarter of 2013, the Gotland Spirit was written down to its estimated fair value and classified as held for sale as at June 30, 2013. The estimated fair value has been determined by the Partnership using second hand sale and purchase market data. In the second quarter and first quarter of 2013 and the second quarter of 2012, the Partnership terminated the long-term time-charter-out contracts employed by the Gotland Spirit, Poul Spirit, and Hamane Spirit, respectively, with a subsidiary of Teekay Corporation. The Partnership received early termination fees from Teekay Corporation of $4.5 million, $6.8 million and $14.7 million in the second quarter and first quarter of 2013 and the second quarter of 2012, respectively.

The following table summarizes the net (loss) income from discontinued operations for the periods presented in the consolidated statements of income (loss):

	Three Months Ended June 30, 2013 $	Three Months Ended June 30, 2012 $	Six Months Ended June 30, 2013 $	Six Months Ended June 30, 2012 $
REVENUES	7,450	26,993	19,760	44,243

OPERATING EXPENSES
Voyage (recoveries) expenses	(41)	4,103	237	11,067
Vessel operating expenses	1,307	3,510	3,098	8,107
Depreciation and amortization	397	1,617	1,236	3,223
General and administrative	99	155	374	917
Write-down of vessels	6,917	—	18,164	—
Loss on sale of vessels	865	2,221	865	2,221

Total operating expenses	9,544	11,606	23,974	25,535

(Loss) Income from vessel operations	(2,094)	15,387	(4,214)	18,708

OTHER ITEMS
Interest expense	(37)	(238)	(89)	(500)
Foreign currency exchange (loss) gain	(2)	—	(4)	2
Other (expense) income - net	(1)	—	(2)	28

Total other items	(40)	(238)	(95)	(470)

Net (loss) income from discontinued operations	(2,134)	15,149	(4,309)	18,238